ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%

Brazil — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre *	1,305	$2,233,912
Total Brazil		2,233,912

Canada — 1.8%
Information Technology — 1.8%
Shopify, Cl A *	33,233	2,660,966
Total Canada		2,660,966

China — 3.0%
Consumer Discretionary — 2.8%
Alibaba Group Holding ADR	34,736	2,506,897
JD.com ADR	70,269	1,584,566
Total Consumer Discretionary		4,091,463

Information Technology — 0.2%
Iflytek	65,600	350,863
Total China		4,442,326

France — 1.6%
Information Technology — 1.6%
Dassault Systemes	46,361	2,429,093
Total France		2,429,093

Germany — 1.2%
Information Technology — 1.2%
Infineon Technologies	50,808	1,862,390
Total Germany		1,862,390

Israel — 2.7%
Information Technology — 2.7%
JFrog *	70,235	2,284,745
Nice ADR *	8,948	1,862,079
Total Information Technology		4,146,824
Total Israel		4,146,824

Neatherlands — 2.3%
Information Technology — 2.3%
ASML Holding, Cl G	4,018	3,494,937
Total Neatherlands		3,494,937

Russia — 0.0%
Communication Services — 0.0%
Yandex, Cl A * (A) (B)	8,618	86
Total Russia		86
Description	Shares	Fair Value
Taiwan — 4.7%
Information Technology — 4.7%
Global Unichip	49,206	$2,428,897
MediaTek	71,444	2,204,984
Taiwan Semiconductor Manufacturing	116,313	2,333,729
Total Information Technology		6,967,610
Total Taiwan		6,967,610

United Kingdom — 1.3%
Information Technology — 1.3%
Darktrace *	439,821	1,928,386
Total United Kingdom		1,928,386

United States — 79.5%
Communication Services — 2.4%
Alphabet, Cl A *	11,499	1,611,010
Spotify Technology *	9,535	2,053,362
		3,664,372
Consumer Discretionary — 5.7%
Amazon.com *	16,997	2,637,935
Booking Holdings *	652	2,286,870
Etsy *	29,228	1,945,416
Tesla *	9,722	1,820,833
		8,691,054
Financials — 3.8%
Block, Cl A *	28,057	1,823,986
Fiserv *	12,866	1,825,299
Lemonade *	133,312	2,108,996
		5,758,281
Health Care — 5.1%
Illumina *	20,818	2,977,181
Veeva Systems, Cl A *	13,677	2,836,747
Veracyte *	72,882	1,823,508
		7,637,436
Industrials — 1.3%
Verisk Analytics, Cl A	8,152	1,968,953
		1,968,953
Information Technology — 59.9%
Accenture PLC, Cl A	5,987	2,178,550
Adobe *	2,942	1,817,509
Advanced Micro Devices *	24,809	4,160,222
Alteryx, Cl A *	57,378	2,723,160
Ambarella *	49,666	2,610,445
Analog Devices	16,314	3,138,161
Arista Networks *	12,083	3,125,630
Atlassian, Cl A *	8,321	2,078,336
Autodesk *	12,430	3,154,858
C3.ai, Cl A *	60,825	1,507,244
Cloudflare, Cl A *	36,418	2,878,842
Cognex	72,303	2,613,030
Crowdstrike Holdings, Cl A *	11,335	3,315,487
Datadog, Cl A *	18,197	2,264,435
Fair Isaac *	2,197	2,633,830

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value
HubSpot *	4,726	$2,887,586
International Business Machines	14,228	2,613,114
Intuit	3,272	2,065,712
Lam Research	3,677	3,034,150
Microsoft	8,383	3,332,912
MongoDB, Cl A *	5,281	2,115,146
NVIDIA	6,720	4,134,614
Palo Alto Networks *	10,086	3,414,211
Pure Storage, Cl A *	78,531	3,140,455
QUALCOMM	17,714	2,630,706
Rapid7 *	49,630	2,731,139
Salesforce *	8,632	2,426,369
Samsara, Cl A *	76,822	2,412,211
ServiceNow *	3,972	3,040,169
Snowflake, Cl A *	12,370	2,420,067
Teradyne	23,444	2,264,456
Twilio, Cl A *	35,402	2,489,823
Varonis Systems, Cl B *	50,761	2,278,154
		89,630,733
Real Estate — 1.3%
CoStar Group *	22,870	1,909,188
		1,909,188
Total United States		119,260,017

Total Common Stock
(Cost $134,061,361)		149,426,547

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(C)	442,887	442,887

Total Short-Term Investment
(Cost $442,887)		442,887

Total Investments - 99.9%
(Cost $134,504,248)		$149,869,434

Percentages based on Net Assets of $149,967,727.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.
(C)	Rate shown is the 7-day effective yield as of January 31, 2024.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

ROB-QH-001-2100